Segment Information (Tables)	12 Months Ended
May 31, 2023
Segment Reporting [Abstract]
Schedule of Segment Reporting Information, by Segment
For the year ended May
 31, 2021

	Educational services and test preparation courses	Private label products and livestreaming e-commerce and other services	Overseas study consulting services	Others	Consolidated
	US$	US$	US$	US$	US$
Net revenues	3,667,270	210,591	278,594	120,084	4,276,539
Operating cost and expenses:
Cost of revenues	(1,680,779)	(145,428)	(127,841)	(82,827)	(2,036,875)
Selling and marketing	(326,708)	(175,092)	(61,259)	(25,346)	(588,405)
General and administrative	(955,211)	(124,897)	(60,580)	(69,524)	(1,210,212)
Unallocated corporate expenses	—	—	—	—	(323,781)

Total operating cost and expenses	(2,962,698)	(445,417)	(249,680)	(177,697)	(4,159,273)
Operating income/(loss)	704,572	(234,826)	28,914	(57,613)	117,266
Segment assets	4,380,247	516,488	477,568	281,579	5,655,882
Unallocated corporate assets	—	—	—	—	4,495,171

Total assets	4,380,247	516,488	477,568	281,579	10,151,053

For the year ended May
 31, 2022

	Educational services and test preparation courses	Private label products and livestreaming e-commerce and other services	Overseas study consulting services	Others	Consolidated
	US$	US$	US$	US$	US$
Net revenues	2,535,318	136,705	325,901	107,322	3,105,246
Operating cost and expenses:
Cost of revenues	(1,442,156)	(68,732)	(165,673)	(77,730)	(1,754,291)
Selling and marketing	(273,344)	(79,428)	(72,847)	(30,494)	(456,113)
General and administrative	(1,308,742)	(72,361)	(61,258)	(63,859)	(1,506,220)
Unallocated corporate expenses	—	—	—	—	(371,135)

Total operating cost and expenses	(3,024,242)	(220,521)	(299,778)	(172,083)	(4,087,759)
Operating (loss)/income	(488,924)	(83,816)	26,123	(64,761)	(982,513)
Segment assets	2,227,184	313,258	177,821	4,381	2,722,644
Unallocated corporate assets	—	—	—	—	3,312,022

Total assets	2,227,184	313,258	177,821	4,381	6,034,666

For the year ended May
 31, 2023

	Educational services and test preparation courses	Private label products and livestreaming e-commerce and other services	Overseas study consulting services	Others	Consolidated
	US$	US$	US$	US$	US$
Net revenues	1,825,212	647,161	354,764	170,623	2,997,760
Operating cost and expenses:
Cost of revenues	(773,989)	(364,645)	(179,284)	(91,520)	(1,409,438)
Selling and marketing	(217,915)	(89,302)	(80,528)	(45,657)	(433,402)
General and administrative	(503,345)	(50,658)	(61,861)	(65,725)	(681,589)
Unallocated corporate expenses	—	—	—	—	(283,285)

Total operating cost and expenses	(1,495,249)	(504,605)	(321,673)	(202,902)	(2,807,714)
Operating income/(loss)	329,963	142,556	33,091	(32,279)	190,046
Segment assets	1,703,762	307,167	109,422	149,017	2,269,368
Unallocated corporate assets	—	—	—	—	4,123,090

Total assets	1,703,762	307,167	109,422	149,017	6,392,458